Property and Equipment (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense			$ 2,358,000	$ 2,382,000
Brooklyn Immunotherapeutics, LLC [Member]
Depreciation expense	$ 47,638	$ 5,096	$ 20,407